ACCOUNTING POLICIES (Impairment) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		12.10%
Impairment charge (note 4 (f))		$ 42,316	$ 99,000	$ 0
Usiminas Control Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Write Down Of Equity Method Investment	$ 120,400
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Growth rate used to extrapolate cash flow projections		2.18%
Discount rate used in current estimate of value in use		12.10%	11.28%
Argentina | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		17.30%
Brazil | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge (note 4 (f))			$ 99,000